Accumulated Other Comprehensive Income (Loss) Before and After Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ 377	$ 213	$ 317
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	174	296	506
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	203	(83)	(189)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	(46)	(17)	3
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	(33)	(12)	(9)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	(13)	(5)	12
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	331	196	320
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	141	284	497
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	190	(88)	(177)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, Net of Tax	28	2
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	182	(238)	178
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Before Tax	(270)	173	(182)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(88)	(65)	(4)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	2	1	(13)
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Tax	102	0	0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	104	1	(13)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	184	(237)	165
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period Net of Tax	(168)	173	(182)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	16	(64)	(17)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(7)		35
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	3		(2)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(4)	0	33
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(55)	(25)	(45)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(95)	(12)	(14)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	40	(13)	(31)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	19	(2)	(14)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax	37	5	(5)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	(18)	(7)	(9)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(36)	(27)	(59)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(58)	(7)	(19)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	22	(20)	(40)
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	148	(161)	(189)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	76	(11)	(12)
Other comprehensive income (loss), net of tax	$ 224	$ (172)	$ (201)